                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

Investment Company Act file number 811-07943

                          Nuveen Multistate Trust III
              (Exact name of registrant as specified in charter)

              333 West Wacker Drive, Chicago, Illinois   60606
              (Address of principal executive offices) (Zip code)

   Jessica R. Droeger--Vice President and Secretary, 333 West Wacker Drive,
                            Chicago, Illinois 60606
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 312-917-7700

Date of fiscal year end: May 31

Date of reporting period: February 28, 2006

   Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

   A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)
NUVEEN GEORGIA MUNICIPAL BOND FUND
February 28, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)         Value
-------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 1.2%

  $    2,000 Cartersville Development Authority, Georgia, Water and        5/07 at 101.00          A+ $   2,058,280
              Wastewater Facilities Revenue Refunding Bonds, Anheuser
              Busch Companies Inc., Series 1997, 6.125%, 5/01/27
              (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 12.5%

             Bulloch County Development Authority, Georgia, Student
             Housing and Athletic Facility Lease Revenue Bonds, Georgia
             Southern University, Series 2004:
       1,625  5.250%, 8/01/22 - XLCA Insured                               8/14 at 100.00         Aaa     1,758,754
       1,700  5.250%, 8/01/23 - XLCA Insured                               8/14 at 100.00         Aaa     1,838,669

       1,235 Carrollton Payroll Development Authority, Georgia, Revenue    8/14 at 100.00         AAA     1,344,915
              Anticipation Certificates, University of West Georgia,
              Campus Center Project, Series 2004, 5.250%, 8/01/23 - MBIA
              Insured

       1,400 Carrollton Payroll Development Authority, Georgia, Student    9/14 at 100.00         Aaa     1,481,998
              Housing Revenue Bonds, University of West Georgia, Series
              2004A, 5.000%, 9/01/21 - XLCA Insured

       3,000 Fulton County Development Authority, Georgia, Revenue         4/12 at 100.00         AAA     3,142,740
              Bonds, Georgia Tech Athletic Association, Series 2001,
              5.125%, 10/01/32 - AMBAC Insured

       1,835 Fulton County Development Authority, Georgia, Revenue         5/14 at 100.00         AAA     2,013,215
              Bonds, Georgia Tech Molecular Science Building, Series
              2004, 5.250%, 5/01/17 - MBIA Insured

       2,500 Private Colleges and Universities Authority, Georgia,         9/15 at 100.00          AA     2,718,375
              Revenue Bonds, Emory University, Series 2005A, 5.000%,
              9/01/17

         270 Private Colleges and Universities Authority, Georgia,         6/06 at 100.00         AAA       271,858
              Revenue Bonds, Spelman College, Series 1994, 6.200%,
              6/01/14 - FGIC Insured

       3,535 Savannah Economic Development Authority, Georgia, Revenue     7/15 at 100.00         AAA     3,738,863
              Bonds, Armstrong Atlantic State University, Compass Point
              LLC Project, Series 2005, 5.000%, 7/01/25 - XLCA Insured

       2,190 Savannah Economic Development Authority, Georgia, Revenue    12/15 at 100.00         AAA     2,297,617
              Bonds, Armstrong Center LLC, Series 2005A, 5.000%,
              12/01/34 - XLCA Insured
-------------------------------------------------------------------------------------------------------------------
      19,290 Total Education and Civic Organizations                                                     20,607,004
-------------------------------------------------------------------------------------------------------------------
             Health Care - 22.0%

       3,150 Baldwin County Hospital Authority, Georgia, Revenue Bonds,   12/08 at 102.00         BB+     2,966,544
              Oconee Regional Medical Center, Series 1998, 5.375%,
              12/01/28

       4,200 Chatham County Hospital Authority, Savannah, Georgia,         7/11 at 101.00          A-     4,613,448
              Hospital Revenue Improvement Bonds, Memorial Health
              University Medical Center Inc., Series 2001A, 6.125%,
              1/01/24

       6,000 Clarke County Hospital Authority, Georgia, Hospital Revenue   1/09 at 101.00         AAA     6,269,340
              Certificates, Athens Regional Medical Center Project,
              Series 1999, 5.250%, 1/01/29 - MBIA Insured

       1,885 Coffee County Hospital Authority, Georgia, Revenue Bonds,    12/14 at 100.00        BBB+     1,938,308
              Coffee County Regional Medical Center, Series 2004,
              5.000%, 12/01/16

       3,000 Gainesville and Hall County Hospital Authority, Georgia,      5/11 at 100.00          A-     3,107,520
              Revenue Anticipation Certificates, Northeast Georgia
              Health Services Inc., Series 2001, 5.500%, 5/15/31

       7,150 Gwinnett County Hospital Authority, Georgia, Revenue          2/12 at 102.00         AAA     7,677,956
              Anticipation Certificates, Gwinnett Hospital System Inc.
              Project, Series 1997B, 5.300%, 9/01/27 - MBIA Insured

       1,625 Henry County Hospital Authority, Georgia, Revenue             7/14 at 101.00         Aaa     1,739,530
              Certificates, Henry Medical Center, Series 2004, 5.000%,
              7/01/21 - MBIA Insured

       2,240 Richmond County Development Authority, Georgia, Revenue      12/14 at 100.00         AAA     2,374,758
              Bonds, Medical College of Georgia, Cancer Research Center
              Project, Series 2004A, 5.000%, 12/15/24 - AMBAC Insured

       2,250 Royston Hospital Authority, Georgia, Revenue Anticipation     7/09 at 102.00         N/R     2,133,158
              Certificates, Ty Cobb Healthcare System Inc., Series 1999,
              6.500%, 7/01/27

       3,250 Savannah Hospital Authority, Georgia, Revenue Bonds, St.      1/14 at 100.00          AA     3,426,930
              Joseph's/Candler Health System, Series 2003, 5.250%,
              7/01/23 - RAAI Insured
-------------------------------------------------------------------------------------------------------------------
      34,750 Total Health Care                                                                           36,247,492
-------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 7.8%

       2,245 DeKalb County Housing Authority, Georgia, Multifamily        12/11 at 100.00         AAA     2,323,059
              Housing Revenue Bonds, Green of Stonecrest Apartments,
              Series 2001A-1, 5.550%, 12/01/34 - AMBAC Insured
              (Alternative Minimum Tax)

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1

Portfolio of Investments (Unaudited)
NUVEEN GEORGIA MUNICIPAL BOND FUND (continued)
February 28, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)         Value
-------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily (continued)

  $    5,000 Fulton County Development Authority, Georgia, Revenue         9/11 at 102.00         AAA $   5,387,650
              Bonds, Georgia State University - TUFF/Atlanta Housing
              LLC, Series 2001A, 5.250%, 9/01/32 - AMBAC Insured

       4,715 Lawrenceville Housing Authority, Georgia, FNMA Multifamily   12/29 at 100.00         AAA     5,170,186
              Housing Revenue Bonds, Knollwood Park Apartments, Series
              1997, 6.250%, 12/01/29 (Mandatory put 6/01/15)
              (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
      11,960 Total Housing/Multifamily                                                                   12,880,895
-------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 3.3%

             Fulton County Housing Authority, Georgia, GNMA
             Mortgage-Backed Securities Program Single Family Mortgage
             Revenue Refunding Bonds, Series 1996A:
         100  6.125%, 9/01/18 (Alternative Minimum Tax)                    9/06 at 102.00         AAA       100,859
         150  6.200%, 9/01/27 (Alternative Minimum Tax)                    9/06 at 102.00         AAA       153,911

       1,325 Georgia Housing and Finance Authority, Single Family         12/11 at 100.00         AAA     1,373,389
              Mortgage Bonds, Series 2002B-2, 5.350%, 12/01/22
              (Alternative Minimum Tax)

       3,635 Georgia Housing and Finance Authority, Single Family         12/10 at 100.00         AAA     3,748,848
              Mortgage Resolution 1 Bonds, Series 2001A-2, 5.700%,
              12/01/31 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
       5,210 Total Housing/Single Family                                                                  5,377,007
-------------------------------------------------------------------------------------------------------------------
             Materials - 3.5%

       1,500 Effingham County Industrial Development Authority, Georgia,   6/11 at 101.00          B2     1,570,920
              Pollution Control Revenue Refunding Bonds, Georgia-Pacific
              Project, Series 2001, 6.500%, 6/01/31

       2,000 Richmond County Development Authority, Georgia,               2/12 at 101.00         BBB     2,099,660
              Environmental Improvement Revenue Refunding Bonds,
              International Paper Company, Series 2002A, 6.000%, 2/01/25
              (Alternative Minimum Tax)

       1,000 Savannah Economic Development Authority, Georgia, Pollution     No Opt. Call        Baa3     1,122,130
              Control Revenue Bonds, Union Camp Corporation, Series
              1995, 6.150%, 3/01/17

       1,000 Wayne County Development Authority, Georgia, Pollution        5/06 at 100.00         Baa     1,000,640
              Control Revenue Refunding Bonds, ITT Rayonier Inc., Series
              1993, 6.100%, 11/01/07
-------------------------------------------------------------------------------------------------------------------
       5,500 Total Materials                                                                              5,793,350
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 5.3%

       3,630 Georgia, General Obligation Bonds, Series 2002D, 5.000%,      8/12 at 100.00         AAA     3,881,486
              8/01/18

       3,000 Jackson County School District, Georgia, General Obligation   3/15 at 100.00         AAA     3,195,840
              Bonds, Series 2005, 5.000%, 3/01/25 - MBIA Insured

       1,500 Puerto Rico, General Obligation and Public Improvement        7/14 at 100.00         BBB     1,606,515
              Bonds, Series 2004A, 5.250%, 7/01/23
-------------------------------------------------------------------------------------------------------------------
       8,130 Total Tax Obligation/General                                                                 8,683,841
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 5.0%

         435 Burke County Development Authority, Georgia, Industrial       8/06 at 100.00          A3       436,318
              Development Revenue Bonds, Georgia Safe Corporation
              Project, Series 1991, 7.500%, 2/01/11 (Alternative Minimum
              Tax)

         960 Cobb-Marietta Coliseum and Exhibit Hall Authority, Cobb       1/14 at 100.00         AAA     1,023,686
              County, Georgia, Revenue Bonds, Performing Arts Center,
              Series 2004, 5.000%, 1/01/22

       1,605 Macon-Bibb County Urban Development Authority, Georgia,       8/12 at 101.00           A     1,703,370
              Revenue Bonds, City of Macon Projects, Series 2002A,
              5.000%, 8/01/17

       2,765 Metropolitan Atlanta Rapid Transit Authority, Georgia,          No Opt. Call          AA     3,265,327
              Sales Tax Revenue Refunding Bonds, Series 1992N, 6.250%,
              7/01/18

         500 Metropolitan Atlanta Rapid Transit Authority, Georgia,          No Opt. Call         AAA       595,800
              Sales Tax Revenue Refunding Bonds, Series 1992P, 6.250%,
              7/01/20 - AMBAC Insured

       1,000 Puerto Rico, Highway Revenue Bonds, Highway and                 No Opt. Call         AAA     1,200,290
              Transportation Authority, Series 1996Z, 6.000%, 7/01/18 -
              FSA Insured
-------------------------------------------------------------------------------------------------------------------
       7,265 Total Tax Obligation/Limited                                                                 8,224,791
-------------------------------------------------------------------------------------------------------------------
             Transportation - 0.6%

       1,000 Atlanta, Georgia, Airport Facilities Revenue Refunding        1/07 at 101.00         AAA     1,022,330
              Bonds, Series 1996, 5.250%, 1/01/10 - AMBAC Insured
-------------------------------------------------------------------------------------------------------------------

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2

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)         Value
-------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 12.2% (3)

  $    1,015 Atlanta, Georgia, Water and Wastewater Revenue Bonds,         5/09 at 101.00         AAA $   1,070,734
              Series 1999A, 5.000%, 11/01/38 (Pre-refunded 5/01/09) -
              FGIC Insured

         465 Cherokee County Water and Sewerage Authority, Georgia,          No Opt. Call         AAA       513,048
              Revenue Bonds, Series 1985, 9.750%, 8/01/09 - MBIA Insured
              (ETM)

       3,750 Coweta County Development Authority, Georgia, Revenue         1/13 at 100.00         Aaa     4,106,625
              Bonds, Newnan Water and Sewer, and Light Commission
              Project, Series 2002, 5.250%, 1/01/22 (Pre-refunded
              1/01/13) - FGIC Insured

       1,355 Coweta County Water and Sewer Authority, Georgia, Revenue     6/11 at 102.00         Aaa     1,479,389
              Bonds, Series 2001, 5.250%, 6/01/26 (Pre- refunded 6/01/11)

       4,000 Fulton County Housing Authority, Georgia, Multifamily         7/08 at 100.00         AAA     4,235,360
              Housing Revenue Bonds, Concorde Place Apartments Project,
              Series 1996A, 6.375%, 1/01/27 (Pre-refunded 7/01/08)
              (Alternative Minimum Tax)

       1,000 Private Colleges and University Facilities Authority,           No Opt. Call         AAA     1,185,970
              Georgia, Revenue Bonds, Mercer University, Series 1991,
              6.500%, 11/01/15 - MBIA Insured (ETM)

       6,000 Rockdale County Water and Sewerage Authority, Georgia,        1/10 at 101.00         AAA     6,454,440
              Revenue Bonds, Series 1999A, 5.375%, 7/01/29 (Pre-refunded
              1/01/10) - MBIA Insured

       1,055 Upper Oconee Basin Water Authority, Georgia, Revenue Bonds,   7/08 at 102.00         AAA     1,117,414
              Series 1997, 5.250%, 7/01/27 (Pre-refunded 7/01/08) - FGIC
              Insured
-------------------------------------------------------------------------------------------------------------------
      18,640 Total U.S. Guaranteed                                                                       20,162,980
-------------------------------------------------------------------------------------------------------------------
             Utilities - 7.4%

         465 Camden County Solid Waste Management Authority, Georgia,      3/12 at 100.00         Aaa       496,913
              Revenue Bonds, Series 2002, 5.000%, 3/01/21 - MBIA Insured

       2,110 Fairburn, Georgia, Combined Utility Revenue Bonds, Series    10/10 at 101.00         BBB     2,237,676
              2000, 5.750%, 10/01/20

       1,500 Georgia Municipal Electric Authority, General Power Revenue   1/15 at 100.00          A+     1,769,970
              Bonds, Series 1992B, 6.375%, 1/01/16

       1,000 Georgia Municipal Electric Authority, General Power Revenue   1/10 at 100.00         AAA     1,075,780
              Bonds, Series 1993Z, 5.500%, 1/01/12 - FSA Insured

             Monroe County Development Authority, Georgia, Pollution
             Control Revenue Bonds, Oglethorpe Power Corporation -
             Scherer Plant, Series 1992A:
         500  6.750%, 1/01/10                                                No Opt. Call           A       552,890
       1,000  6.800%, 1/01/12                                                No Opt. Call           A     1,148,720

       3,000 Municipal Electric Authority of Georgia, Project One          1/13 at 100.00         AAA     3,172,140
              Subordinated Lien Revenue Bonds, Series 2003A, 5.000%,
              1/01/22 - MBIA Insured

       1,675 Summerville, Georgia, Combined Public Utility System          1/12 at 101.00        Baa3     1,798,330
              Revenue Refunding and Improvement Bonds, Series 2002,
              5.750%, 1/01/22
-------------------------------------------------------------------------------------------------------------------
      11,250 Total Utilities                                                                             12,252,419
-------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 17.8%

       7,000 Atlanta, Georgia, Water and Wastewater Revenue Bonds,           No Opt. Call         AAA     8,052,730
              Series 1999A, 5.500%, 11/01/22 - FGIC Insured

       2,185 Augusta, Georgia, Water and Sewerage Revenue Bonds, Series   10/12 at 100.00         AAA     2,380,601
              2002, 5.375%, 10/01/19 - FSA Insured

             Brunswick, Georgia, Water and Sewerage Revenue Refunding
             and Improvement Bonds, Series 1992:
         500  6.000%, 10/01/11 - MBIA Insured                                No Opt. Call         AAA       543,640
         400  6.100%, 10/01/19 - MBIA Insured                                No Opt. Call         AAA       485,844

             Columbia County, Georgia, Water and Sewerage Revenue Bonds,
             Series 2004:
       1,000  5.000%, 6/01/20 - FSA Insured                                6/14 at 100.00         AAA     1,071,500
       1,000  5.000%, 6/01/22 - FSA Insured                                6/14 at 100.00         AAA     1,067,140

         145 Coweta County Water and Sewer Authority, Georgia, Revenue     6/11 at 102.00         Aaa       155,621
              Bonds, Series 2001, 5.250%, 6/01/26

       2,750 DeKalb County, Georgia, Water and Sewerage Revenue Bonds,    10/10 at 101.00          AA     2,948,798
              Series 2000, 5.375%, 10/01/35

       2,500 DeKalb County, Georgia, Water and Sewerage Revenue Bonds,    10/13 at 100.00          AA     2,649,600
              Series 2003A, 5.000%, 10/01/23

       1,000 Douglasville-Douglas County Water and Sewer Authority,       12/15 at 100.00         AAA     1,058,110
              Georgia, Water and Sewer Revenue Bonds, Series 2005,
              5.000%, 6/01/29 - MBIA Insured

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3

Portfolio of Investments (Unaudited)
NUVEEN GEORGIA MUNICIPAL BOND FUND (continued)
February 28, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)         Value
-------------------------------------------------------------------------------------------------------------------
             Water and Sewer (continued)

  $    1,175 Fayette County, Georgia, Water Revenue Bonds, Series 2002,   10/12 at 100.00         AAA $   1,253,314
              5.000%, 10/01/20 - FSA Insured

         970 Fulton County, Georgia, Water and Sewerage Revenue Bonds,     1/14 at 100.00         AAA     1,032,342
              Series 2004, 5.000%, 1/01/22 - FGIC Insured

       5,000 Macon Water Authority, Georgia, Water and Sewer Revenue      10/11 at 101.00         AA-     5,440,250
              Bonds, Series 2001B, 5.375%, 10/01/18

       1,000 Midgeville, Georgia, Water and Sewerage Revenue Refunding       No Opt. Call         AAA     1,161,790
              Bonds, Series 1996, 6.000%, 12/01/16 - FSA Insured
-------------------------------------------------------------------------------------------------------------------
      26,625 Total Water and Sewer                                                                       29,301,280
-------------------------------------------------------------------------------------------------------------------
  $  151,620 Total Investments (cost $153,863,710) - 98.6%                                              162,611,669
-------------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 1.4%                                                         2,245,531
             -----------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                        $ 164,857,200
             -----------------------------------------------------------------------------------------------------

           (1) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
           (2) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
           (3) Investment is backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest.
           N/R Investment is not rated.
         (ETM) Investment is escrowed to maturity.

           Income Tax Information

           The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

           At February 28, 2006, the cost of investments was $153,862,156.

           Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2006, were as follows:

     ---------------------------------------------------------------------
     Gross unrealized:
       Appreciation                                            $8,948,637
       Depreciation                                              (199,124)
     --------------------------------------------------------------------
     Net unrealized appreciation (depreciation) of investments $8,749,513
     ---------------------------------------------------------------------


----
4

Portfolio of Investments (Unaudited)
NUVEEN LOUISIANA MUNICIPAL BOND FUND
February 28, 2006


   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)       Value
-----------------------------------------------------------------------------------------------------------------
             Consumer Staples - 4.5%

             Tobacco Settlement Financing Corporation, Louisiana,
             Tobacco Settlement Asset-Backed Bonds, Series 2001B:
    $  3,235  5.500%, 5/15/30                                              5/11 at 101.00         BBB $ 3,315,875
       1,000  5.875%, 5/15/39                                              5/11 at 101.00         BBB   1,059,880
-----------------------------------------------------------------------------------------------------------------
       4,235 Total Consumer Staples                                                                     4,375,755
-----------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 6.1%

       2,000 Lafayette Public Trust Financing Authority, Louisiana,       10/12 at 102.00         AAA   2,104,740
              Revenue Bonds, Ragin' Cajun Facilities Inc. Project,
              Series 2002, 5.000%, 10/01/22 - MBIA Insured

       1,675 Louisiana Local Government Environmental Facilities and       8/14 at 100.00         Aaa   1,754,060
              Community Development Authority, Revenue Bonds,
              Southeastern Louisiana University Student Housing
              Facilities Inc., Series 2004A, 5.000%, 8/01/27 - MBIA
              Insured

       2,000 Louisiana Public Facilities Authority, Revenue Bonds,         7/12 at 100.00         AAA   2,080,380
              Tulane University, Series 2002A, 5.125%, 7/01/27 - AMBAC
              Insured
-----------------------------------------------------------------------------------------------------------------
       5,675 Total Education and Civic Organizations                                                    5,939,180
-----------------------------------------------------------------------------------------------------------------
             Energy - 1.8%

         500 Louisiana Offshore Terminal Authority, Deepwater Port        10/08 at 100.00           A     505,465
              Revenue Refunding Bonds, LOOP Inc. Project, Series 1998,
              5.200%, 10/01/18

       1,200 St. Bernard Parish, Louisiana, Exempt Facility Revenue       11/06 at 102.00         AAA   1,241,232
              Bonds, Mobil Oil Corporation, Series 1996, 5.900%,
              11/01/26 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------
       1,700 Total Energy                                                                               1,746,697
-----------------------------------------------------------------------------------------------------------------
             Health Care - 16.0%

       3,400 Louisiana Public Facilities Authority, Health Facilities        No Opt. Call         Aa1   3,616,784
              Revenue Refunding Bonds, Sisters of Mercy Health System of
              St. Louis Inc., Series 1993A, 5.000%, 6/01/19

       1,800 Louisiana Public Facilities Authority, Hospital Revenue         No Opt. Call         AAA   2,128,482
              Bonds, Franciscan Missionaries of Our Lady Health System,
              Series 1998A, 5.750%, 7/01/25 - FSA Insured

       2,000 Louisiana Public Facilities Authority, Hospital Revenue       8/15 at 100.00          A+   2,074,700
              Bonds, Franciscan Missionaries of Our Lady Health System,
              Series 2005A, 5.250%, 8/15/32

       2,300 Louisiana Public Facilities Authority, Hospital Revenue       8/09 at 101.00         BBB   2,291,030
              Bonds, Touro Infirmary, Series 1999A, 5.625%, 8/15/29

       1,600 Louisiana Public Facilities Authority, Hospital Revenue       1/08 at 102.00        BBB+   1,563,328
              Refunding Bonds, Lincoln Health System, Series 1998,
              5.150%, 1/01/19

       2,615 Louisiana Public Facilities Authority, Revenue Bonds, Baton   7/14 at 100.00         AAA   2,796,899
              Rouge General Hospital, Series 2004, 5.250%, 7/01/24 -
              MBIA Insured

       1,000 Terrebonne Parish Hospital Service District 1, Louisiana,     4/08 at 102.00         AAA   1,047,760
              Hospital Revenue Bonds, Terrebonne General Medical Center,
              Series 1998, 5.375%, 4/01/28 - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------
      14,715 Total Health Care                                                                         15,518,983
-----------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 2.8%

       1,500 Calcasieu Parish Public Trust Authority, Louisiana, Student   5/11 at 101.00         AAA   1,576,890
              Housing Lease Revenue Bonds, McNeese State University,
              Series 2001, 5.250%, 5/01/33 - MBIA Insured

       1,000 Louisiana Local Government Environmental Facilities and       6/12 at 105.00         Aaa   1,105,250
              Community Development Authority, GNMA Collateralized
              Mortgage Revenue Refunding Bonds, Sharlo Apartments,
              Series 2002A, 6.500%, 6/20/37
-----------------------------------------------------------------------------------------------------------------
       2,500 Total Housing/Multifamily                                                                  2,682,140
-----------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 7.1%

       1,220 Calcasieu Parish Public Trust Authority, Louisiana, Single    4/11 at 105.00         Aaa   1,249,805
              Family Mortgage Revenue Refunding Bonds, Series 2001A,
              6.050%, 4/01/32 (Alternative Minimum Tax)

         690 East Baton Rouge Mortgage Finance Authority, Louisiana,      10/07 at 102.00         Aaa     691,525
              GNMA/FNMA Mortgage-Backed Securities Program Family
              Mortgage Revenue Refunding Bonds, Series 1997D, 5.900%,
              10/01/30 (Alternative Minimum Tax)

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5

Portfolio of Investments (Unaudited)
NUVEEN LOUISIANA MUNICIPAL BOND FUND (continued)
February 28, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)       Value
-----------------------------------------------------------------------------------------------------------------
             Housing/Single Family (continued)

    $    490 Jefferson Parish Home Mortgage Authority, Louisiana, Single   6/10 at 105.00         Aaa $   499,908
              Family Mortgage Revenue Bonds, Series 2000C-1, 7.250%,
              6/01/32 (Alternative Minimum Tax)

         330 Louisiana Housing Finance Agency, Single Family Mortgage      6/07 at 102.00         Aaa     331,970
              Revenue Bonds, Series 1997B-1, 5.500%, 12/01/22

         245 Louisiana Housing Finance Agency, Single Family Mortgage      6/07 at 102.00         Aaa     247,690
              Revenue Bonds, Series 1997B-2, 5.600%, 6/01/17
              (Alternative Minimum Tax)

         330 Louisiana Housing Finance Agency, Single Family Mortgage      6/10 at 101.00         Aaa     332,132
              Revenue Bonds, Series 2000D-2, 7.050%, 6/01/31
              (Alternative Minimum Tax)

         305 Louisiana Public Facilities Authority, Single Family          8/07 at 102.00         Aaa     314,232
              Mortgage Revenue Refunding Bonds, Series 1997B, 5.750%,
              8/01/31

         490 New Orleans Home Mortgage Authority, Louisiana, Single       12/06 at 102.00         Aaa     492,406
              Family Mortgage Revenue Bonds, Series 1996A, 6.100%,
              12/01/29 (Alternative Minimum Tax)

         630 New Orleans Home Mortgage Authority, Louisiana, Single       12/07 at 102.00         Aaa     632,841
              Family Mortgage Revenue Bonds, Series 1997A, 5.850%,
              12/01/30 (Alternative Minimum Tax)

         855 New Orleans Home Mortgage Authority, Louisiana, Single       12/08 at 101.00         Aaa     857,283
              Family Mortgage Revenue Refunding Bonds, Series 1998B-2,
              5.200%, 12/01/21 (Alternative Minimum Tax)

         820 Rapides Finance Authority, Louisiana, GNMA/FNMA               6/08 at 102.00         Aaa     833,538
              Mortgage-Backed Securities Program Single Family Mortgage
              Revenue Bonds, Series 1998A, 5.450%, 12/01/30 (Alternative
              Minimum Tax)

         390 Rapides Finance Authority, Louisiana, GNMA/FNMA               6/08 at 102.00         Aaa     398,705
              Mortgage-Backed Securities Program Single Family Mortgage
              Revenue Refunding Bonds, Series 1998B, 5.350%, 6/01/26
-----------------------------------------------------------------------------------------------------------------
       6,795 Total Housing/Single Family                                                                6,882,035
-----------------------------------------------------------------------------------------------------------------
             Long-Term Care - 3.2%

       3,000 Louisiana Housing Finance Agency, GNMA Collateralized         3/06 at 103.00         AAA   3,092,760
              Mortgage Revenue Bonds, St. Dominic Assisted Care
              Facility, Series 1995, 6.950%, 9/01/36
-----------------------------------------------------------------------------------------------------------------
             Materials - 1.3%

       1,250 DeSoto Parish, Louisiana, Environmental Improvement Revenue  11/08 at 101.00         BBB   1,268,725
              Bonds, International Paper Company Project, Series 1998A,
              5.600%, 11/01/22 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 17.7%

       1,000 New Orleans, Louisiana, General Obligation Bonds, Series        No Opt. Call         AAA   1,111,330
              1998, 5.500%, 12/01/21 - FGIC Insured

             New Orleans, Louisiana, General Obligation Bonds, Series
             2005:
       2,285  5.000%, 3/01/18 - MBIA Insured                               3/15 at 100.00         AAA   2,421,803
       3,170  5.250%, 12/01/25 - MBIA Insured                             12/15 at 100.00         AAA   3,409,050

       2,000 New Orleans, Louisiana, General Obligation Refunding Bonds,     No Opt. Call         AAA   1,648,240
              Series 1991, 0.000%, 9/01/10 - AMBAC Insured

      13,875 Orleans Parish School Board, Louisiana, General Obligation      No Opt. Call         AAA   8,515,918
              Refunding Bonds, Series 1991, 0.000%, 2/01/15 - FGIC
              Insured
-----------------------------------------------------------------------------------------------------------------
      22,330 Total Tax Obligation/General                                                              17,106,341
-----------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 25.4%

         335 Ernest N. Morial-New Orleans Exhibition Hall Authority,       7/06 at 101.00         AAA     340,873
              Louisiana, Special Tax Bonds, Series 1996C, 5.600%,
              7/15/25 - MBIA Insured

             Ernest N. Morial-New Orleans Exhibition Hall Authority,
             Louisiana, Special Tax Revenue Bonds, Senior Subordinate
             Series 2003A:
         560  5.250%, 7/15/19 - AMBAC Insured                              7/13 at 100.00         AAA     597,873
       1,000  5.250%, 7/15/22 - AMBAC Insured                                No Opt. Call         AAA   1,064,360

             Ernest N. Morial-New Orleans Exhibition Hall Authority,
             Louisiana, Special Tax Revenue Bonds, Senior Subordinate
             Series 2004:
       2,525  5.000%, 7/15/15 - AMBAC Insured                              7/14 at 101.00         AAA   2,700,993
       2,000  5.000%, 7/15/21 - AMBAC Insured                              7/14 at 101.00         AAA   2,111,000

       1,000 Jefferson Sales Tax District, Jefferson Parish, Louisiana,   12/11 at 100.00         AAA   1,042,300
              Special Sales Tax Revenue Bonds, Series 2001, 5.000%,
              12/01/22 - AMBAC Insured

----
6

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)         Value
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

    $  2,650 Jefferson Sales Tax District, Jefferson Parish, Louisiana,   12/12 at 100.00         AAA $   2,832,161
              Special Sales Tax Revenue Refunding Bonds, Series 2002,
              5.250%, 12/01/22 - AMBAC Insured

       1,000 Louisiana Local Government Environmental Facilities and       4/15 at 100.00         AAA     1,069,660
              Community Development Authority, Revenue Bonds, Ascension
              Parish Library Project, Series 2005, 5.250%, 4/01/35 -
              AMBAC Insured

       5,250 Louisiana Local Government Environmental Facilities and         No Opt. Call         AAA     5,799,518
              Community Development Authority, Revenue Bonds, Capital
              Projects and Equipment Acquisition Program, Series 2000A,
              6.300%, 7/01/30 - AMBAC Insured (4)

             Louisiana State Office Facilities Corporation, Lease
             Revenue Bonds, State Capitol Complex Program, Series 1999A:
       1,000  5.250%, 3/01/17 - MBIA Insured                               3/09 at 101.00         AAA     1,052,610
       1,000  5.250%, 3/01/18 - MBIA Insured                               3/09 at 101.00         AAA     1,052,610

       1,000 Louisiana State Office Facilities Corporation, Lease         11/13 at 100.00         AAA     1,052,970
              Revenue Bonds, State Capitol Complex Program, Series 2003,
              5.000%, 11/01/21 - MBIA Insured

       1,000 University of Louisiana System, Lafayette City and Parish,    9/09 at 102.00         AAA     1,102,510
              Lease Revenue Bonds, Cajundome Convention Center, Series
              2000, 6.250%, 9/01/29 - MBIA Insured

       2,500 Virgin Islands Public Finance Authority, Gross Receipts      10/10 at 101.00         BBB     2,778,650
              Taxes Loan Note, Series 1999A, 6.375%, 10/01/19
-------------------------------------------------------------------------------------------------------------------
      22,820 Total Tax Obligation/Limited                                                                24,598,088
-------------------------------------------------------------------------------------------------------------------
             Transportation - 2.8%

         505 New Orleans Aviation Board, Louisiana, Revenue Bonds,        10/07 at 102.00         AAA       519,478
              Series 1997B-1, 5.450%, 10/01/27 - AMBAC Insured
              (Alternative Minimum Tax)

       2,100 Shreveport, Louisiana, Airport System Revenue Bonds, Series   1/08 at 102.00         AAA     2,159,787
              1997A, 5.375%, 1/01/28 - FSA Insured (Alternative Minimum
              Tax)
-------------------------------------------------------------------------------------------------------------------
       2,605 Total Transportation                                                                         2,679,265
-------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 3.0% (3)

         470 Louisiana Public Facilities Authority, Hospital Revenue       5/06 at 100.00         AAA       532,031
              Refunding Bonds, Southern Baptist Hospital, Series 1986,
              8.000%, 5/15/12 (ETM)

       1,000 Puerto Rico Highway and Transportation Authority, Highway     7/10 at 101.00    BBB+ (3)     1,123,460
              Revenue Bonds, Series 2000B, 6.500%, 7/01/27 (Pre-refunded
              7/01/10)

       1,000 Puerto Rico Infrastructure Financing Authority, Special      10/10 at 101.00         AAA     1,093,760
              Obligation Bonds, Series 2000A, 5.500%, 10/01/20 (ETM)

         140 Shreveport Home Mortgage Authority, Louisiana, Single           No Opt. Call         Aaa       148,126
              Family Mortgage Revenue Bonds, Series 1979A, 6.750%,
              9/01/10 (ETM)
-------------------------------------------------------------------------------------------------------------------
       2,610 Total U.S. Guaranteed                                                                        2,897,377
-------------------------------------------------------------------------------------------------------------------
             Utilities - 6.2%

       1,500 De Soto Parish, Louisiana, Pollution Control Revenue          9/09 at 102.00         AAA     1,633,830
              Refunding Bonds, Cleco Utility Group Inc. Project, Series
              1999, 5.875%, 9/01/29 - AMBAC Insured

       4,000 Lafayette City and Parish, Louisiana, Utilities Revenue      11/14 at 100.00         AAA     4,352,520
              Bonds, Series 2004, 5.250%, 11/01/20 - MBIA Insured
-------------------------------------------------------------------------------------------------------------------
       5,500 Total Utilities                                                                              5,986,350
-------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 1.1%

       1,000 Terrebonne Parish Waterworks District 1, Louisiana, Water    11/13 at 101.00         AAA     1,081,990
              Revenue Bonds, Series 2003A, 5.250%, 11/01/18 - AMBAC
              Insured
-------------------------------------------------------------------------------------------------------------------
    $ 96,735 Total Investments (cost $92,305,907) - 99.0%                                                95,855,686
-------------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 1.0%                                                           943,434
             -----------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                        $  96,799,120
             -----------------------------------------------------------------------------------------------------

           (1) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

----
7

Portfolio of Investments (Unaudited)
NUVEEN LOUISIANA MUNICIPAL BOND FUND (continued)
February 28, 2006

           (2) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
           (3) Investment is backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
           (4) The issuer has received a proposed adverse determination from the Internal Revenue Service (the "IRS") regarding the tax-exempt status of the bonds' coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.
         (ETM) Investment is escrowed to maturity.

           Income Tax Information

           The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

           At February 28, 2006, the cost of investments was $92,288,601.

           Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2006, were as follows:

     ---------------------------------------------------------------------
     Gross unrealized:
       Appreciation                                            $3,943,569
       Depreciation                                              (376,484)
     --------------------------------------------------------------------
     Net unrealized appreciation (depreciation) of investments $3,567,085
     ---------------------------------------------------------------------


----
8

Portfolio of Investments (Unaudited)
NUVEEN NORTH CAROLINA MUNICIPAL BOND FUND
February 28, 2006


   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)       Value
-----------------------------------------------------------------------------------------------------------------
             Consumer Staples - 1.3%

    $  3,000 Puerto Rico, The Children's Trust Fund, Tobacco Settlement    5/12 at 100.00         BBB $ 3,083,070
              Asset-Backed Refunding Bonds, Series 2002, 5.500%, 5/15/39
-----------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 10.5%

       1,350 Appalachian State University, North Carolina, Revenue         7/15 at 100.00         Aaa   1,445,391
              Bonds, Series 2005, 5.000%, 7/15/23 - MBIA Insured

       1,000 North Carolina Capital Facilities Financing Agency, Revenue   4/13 at 100.00         AAA   1,071,060
              Bonds, Johnson and Wales University, Series 2003A, 5.250%,
              4/01/23 - XLCA Insured

       4,220 North Carolina Educational Facilities Finance Agency,        10/06 at 102.00         Aa1   4,336,641
              Revenue Refunding Bonds, Duke University, Series 1996B,
              5.000%, 10/01/17

       1,035 University of North Carolina System, Pooled Revenue Bonds,   10/12 at 100.00         AAA   1,130,800
              Series 2002B, 5.375%, 4/01/20 - AMBAC Insured

             University of North Carolina System, Pooled Revenue Bonds,
             Series 2004C:
         750  5.000%, 4/01/21 - AMBAC Insured                              4/14 at 100.00         Aaa     800,580
       1,085  5.000%, 4/01/29 - AMBAC Insured                              4/14 at 100.00         Aaa   1,142,841

             University of North Carolina System, Pooled Revenue
              Refunding Bonds, Series 2002A:
       1,155  5.375%, 4/01/16 - AMBAC Insured                             10/12 at 100.00         AAA   1,263,108
       1,160  5.375%, 4/01/20 - AMBAC Insured                             10/12 at 100.00         AAA   1,267,370

       1,025 University of North Carolina, Asheville, General Revenue      6/12 at 100.00         Aaa   1,096,586
              Refunding Bonds, Series 2002A, 5.000%, 6/01/15 - AMBAC
              Insured

         445 University of North Carolina, Chapel Hill, System Net         6/11 at 100.00         AA+     470,534
              Revenue Bonds, Series 2001A, 5.000%, 12/01/20

       1,710 University of North Carolina, Chapel Hill, System Net           No Opt. Call         AA+   1,837,822
              Revenue Bonds, Series 2002B, 5.000%, 12/01/11

             University of North Carolina, Chapel Hill, Utilities System
              Revenue Refunding Bonds, Series 1997:
       4,000  0.000%, 8/01/15                                                No Opt. Call         Aa1   2,740,680
       4,265  0.000%, 8/01/18                                                No Opt. Call         Aa1   2,530,467
       2,750  0.000%, 8/01/20                                                No Opt. Call         Aa1   1,482,415

       1,510 University of North Carolina, Charlotte, Certificates of      3/15 at 100.00         AAA   1,587,674
              Participation, Student Housing Project, Series 2005,
              5.000%, 3/01/31 - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------
      27,460 Total Education and Civic Organizations                                                   24,203,969
-----------------------------------------------------------------------------------------------------------------
             Energy - 0.6%

       1,500 Virgin Islands Public Finance Authority, Revenue Bonds,       1/14 at 100.00         BBB   1,650,615
              Refinery Project - Hovensa LLC, Series 2003, 6.125%,
              7/01/22 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------
             Health Care - 10.1%

       3,500 Charlotte-Mecklenburg Hospital Authority, North Carolina,     1/07 at 102.00          AA   3,607,975
              Healthcare System Revenue Bonds, DBA Carolina Healthcare
              System, Series 1997A, 5.125%, 1/15/22

         450 Charlotte-Mecklenburg Hospital Authority, North Carolina,     1/15 at 100.00          AA     462,218
              Healthcare System Revenue Bonds, DBA Carolinas Healthcare
              System, Series 2005A, 5.000%, 1/15/45

       4,000 Cumberland County, North Carolina, Hospital Facility         10/09 at 101.00          A-   4,100,000
              Revenue Bonds, Cumberland County Hospital System Inc.,
              Cape Fear Valley Health System, Series 1999, 5.250%,
              10/01/29

       4,000 North Carolina Medical Care Commission, Health System        10/11 at 101.00          AA   4,197,200
              Revenue Bonds, Mission St. Joseph's Health System, Series
              2001, 5.250%, 10/01/31

             North Carolina Medical Care Commission, Healthcare
             Facilities Revenue Bonds, Scotland Memorial Hospital,
             Series 1999:
         625  5.500%, 10/01/19 - RAAI Insured                             10/08 at 102.00          AA     660,950
       1,385  5.500%, 10/01/29 - RAAI Insured                             10/08 at 102.00          AA   1,460,081

       1,055 North Carolina Medical Care Commission, Healthcare            1/12 at 100.00           A   1,117,678
              Facilities Revenue Bonds, Union Regional Medical Center,
              Series 2002A, 5.250%, 1/01/14

       1,750 North Carolina Medical Care Commission, Healthcare Revenue    5/07 at 100.00         AA-   1,771,350
              Bonds, Carolina Medicorp, Series 1996, 5.250%, 5/01/21

----
9

Portfolio of Investments (Unaudited)
NUVEEN NORTH CAROLINA MUNICIPAL BOND FUND (continued)
February 28, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)       Value
-----------------------------------------------------------------------------------------------------------------
             Health Care (continued)

    $  3,500 North Carolina Medical Care Commission, Hospital Revenue      6/09 at 102.00           A $ 3,737,895
              Bonds, Southeastern Regional Medical Center, Series 1999,
              6.250%, 6/01/29

         800 North Carolina Medical Care Commission, Revenue Bonds, Blue   1/15 at 100.00         AAA     835,392
              Ridge Healthcare System, Series 2005, 5.000%, 1/01/33 -
              FGIC Insured

       1,250 North Carolina Medical Care Commission, Revenue Bonds,       11/14 at 100.00          AA   1,307,200
              Northeast Medical Center, Series 2004, 5.000%, 11/01/24
-----------------------------------------------------------------------------------------------------------------
      22,315 Total Health Care                                                                         23,257,939
-----------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 10.3%

       1,255 North Carolina Housing Finance Agency, Home Ownership         7/10 at 100.00         AAA   1,282,083
              Revenue Bonds, 1998 Trust Agreement, Series 10A, 5.400%,
              7/01/32 - AMBAC Insured (Alternative Minimum Tax)

       1,130 North Carolina Housing Finance Agency, Home Ownership         1/09 at 101.00          AA   1,149,063
              Revenue Bonds, 1998 Trust Agreement, Series 3A, 5.200%,
              7/01/26 (Alternative Minimum Tax)

       3,760 North Carolina Housing Finance Agency, Home Ownership         1/09 at 100.00          AA   3,817,415
              Revenue Bonds, 1998 Trust Agreement, Series 4A, 5.300%,
              7/01/26 (Alternative Minimum Tax)

       6,170 North Carolina Housing Finance Agency, Home Ownership         7/09 at 100.00          AA   6,324,065
              Revenue Bonds, 1998 Trust Agreement, Series 5A, 5.625%,
              7/01/30 (Alternative Minimum Tax)

       2,485 North Carolina Housing Finance Agency, Home Ownership         7/09 at 100.00          AA   2,578,858
              Revenue Bonds, 1998 Trust Agreement, Series 6A, 6.200%,
              1/01/29 (Alternative Minimum Tax)

             North Carolina Housing Finance Agency, Single Family
             Revenue Bonds, Series 1994Y:
         655  6.300%, 9/01/15                                              3/06 at 101.00          AA     660,437
         600  6.350%, 3/01/18                                              3/06 at 101.00          AA     604,854

         615 North Carolina Housing Finance Agency, Single Family          3/06 at 101.00          AA     635,393
              Revenue Bonds, Series 1995BB, 6.500%, 9/01/26 (Alternative
              Minimum Tax)

       1,290 North Carolina Housing Finance Agency, Single Family          3/06 at 101.00          AA   1,304,087
              Revenue Bonds, Series 1995DD, 6.200%, 9/01/27 (Alternative
              Minimum Tax)

       2,125 North Carolina Housing Finance Agency, Single Family          3/06 at 102.00          AA   2,169,710
              Revenue Bonds, Series 1996LL, 6.200%, 3/01/26 (Alternative
              Minimum Tax)

       1,740 North Carolina Housing Finance Agency, Single Family          3/07 at 101.50          AA   1,782,943
              Revenue Bonds, Series 1997RR, 5.850%, 9/01/28 (Alternative
              Minimum Tax)

       1,320 North Carolina Housing Finance Agency, Single Family          3/08 at 101.00          AA   1,368,827
              Revenue Bonds, Series 1998VV, 5.250%, 3/01/17 (Alternative
              Minimum Tax)
-----------------------------------------------------------------------------------------------------------------
      23,145 Total Housing/Single Family                                                               23,677,735
-----------------------------------------------------------------------------------------------------------------
             Industrials - 0.9%

       2,000 North Carolina Capital Facilities Financing Agency, Exempt    8/14 at 100.00         BBB   1,990,160
              Facilities Revenue Bonds, Waste Management Inc., Series
              2001, 3.750%, 8/01/14 (Mandatory put 8/01/07) (Alternative
              Minimum Tax)
-----------------------------------------------------------------------------------------------------------------
             Long-Term Care - 0.1%

         500 North Carolina Medical Care Commission, First Mortgage       11/14 at 100.00         N/R     512,880
              Revenue Bonds, Deerfield Episcopal Retirement Community
              Inc., Series 2004A, 5.000%, 11/01/23
-----------------------------------------------------------------------------------------------------------------
             Materials - 2.4%

       2,195 Gaston County Industrial Facilities and Pollution Control     8/15 at 100.00         N/R   2,310,874
              Financing Authority, North Carolina, National Gypsum
              Company Project Exempt Facilities Revenue Bonds, Series
              2005, 5.750%, 8/01/35 (Alternative Minimum Tax)

       3,100 Haywood County Industrial Facilities and Pollution Control    3/06 at 102.00        Baa3   3,166,092
              Financing Authority, North Carolina, Pollution Control
              Revenue Refunding Bonds, Champion International
              Corporation, Series 1995, 6.000%, 3/01/20
-----------------------------------------------------------------------------------------------------------------
       5,295 Total Materials                                                                            5,476,966
-----------------------------------------------------------------------------------------------------------------

----
10

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)       Value
-----------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 5.9%

    $  2,340 Charlotte, North Carolina, General Obligation Bonds, Series   7/12 at 100.00         AAA $ 2,487,326
              2002A, 5.000%, 7/01/24

       1,875 Cumberland County, North Carolina, General Obligation         2/12 at 101.00         AA-   1,993,725
              School Bonds, Series 2002, 5.000%, 2/01/21

       2,000 North Carolina, General Obligation Bonds, Series 2004A,       3/14 at 100.00         AAA   2,143,680
              5.000%, 3/01/22

             Ramseur, North Carolina, General Obligation Water Refunding
              Bonds, Series 1997:
         120  5.750%, 6/01/18                                              6/07 at 102.00         N/R     124,910
         125  5.750%, 6/01/19                                              6/07 at 102.00         N/R     130,036
         125  5.750%, 6/01/20                                              6/07 at 102.00         N/R     129,957
         130  5.750%, 6/01/21                                              6/07 at 102.00         N/R     135,058
         105  5.750%, 6/01/22                                              6/07 at 102.00         N/R     109,032

       5,900 Wake County, North Carolina, General Obligation Bonds,        5/15 at 100.00         AAA   6,389,110
              Series 2005, 5.000%, 5/01/21
-----------------------------------------------------------------------------------------------------------------
      12,720 Total Tax Obligation/General                                                              13,642,834
-----------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 23.5%

         270 Asheville, North Carolina, Certificates of Participation,     8/06 at 100.00          A1     270,651
              Series 1992, 6.500%, 2/01/08

       1,150 Buncombe County, North Carolina, Certificates of              4/15 at 100.00         AAA   1,224,704
              Participation, Series 2005, 5.000%, 4/01/22 - AMBAC Insured

             Cabarrus County, North Carolina, Certificates of
             Participation, Series 2002:
       1,330  5.250%, 2/01/19                                              2/13 at 100.00         AA-   1,421,358
       3,990  5.000%, 2/01/22                                              2/13 at 100.00         AA-   4,167,755

       3,870 Catawba County, North Carolina, Certificates of               6/15 at 100.00         AAA   4,100,652
              Participation, Series 2005, 5.000%, 6/01/25 - MBIA Insured

       1,400 Charlotte, North Carolina, Certificates of Participation,     6/13 at 100.00         AA+   1,502,816
              Governmental Facilities Projects, Series 2003G, 5.375%,
              6/01/26

       1,750 Charlotte, North Carolina, Storm Water Fee Revenue Bonds,     6/12 at 101.00         AA+   1,857,048
              Series 2002, 5.000%, 6/01/25

       2,255 Dare County, North Carolina, Certificates of Participation,  12/12 at 100.00         AAA   2,453,327
              Series 2002, 5.250%, 6/01/16 - AMBAC Insured

             Fayetteville Finance Corporation, North Carolina,
             Installment Payment Revenue Bonds, Municipal Building
             Project, Series 2005:
       1,990  5.250%, 2/01/17 - MBIA Insured                               2/15 at 100.00         AAA   2,186,692
         910  5.250%, 2/01/19 - MBIA Insured                               2/15 at 100.00         AAA     997,151

       2,000 Hartnett County, North Carolina, Certificates of             12/12 at 101.00         AAA   2,147,400
              Participation, Series 2002, 5.125%, 12/01/23 - FSA Insured

       1,820 Iredell County, North Carolina, Certificates of              10/13 at 100.00         Aaa   1,970,714
              Participation, Public Facilities Project, Series 2003,
              5.250%, 10/01/18 - AMBAC Insured

             Lee County, North Carolina, Certificates of Participation,
             Public Schools and Community College, Series 2004:
       1,715  5.250%, 4/01/19 - FSA Insured                                4/14 at 100.00         AAA   1,862,507
       1,715  5.250%, 4/01/21 - FSA Insured                                4/14 at 100.00         AAA   1,858,803
         715  5.250%, 4/01/22 - FSA Insured                                4/14 at 100.00         AAA     773,923

             North Carolina Infrastructure Finance Corporation,
             Certificates of Participation, Correctional Facilities,
             Series 2004A:
       2,250  5.000%, 2/01/21                                              2/14 at 100.00         AA+   2,365,560
       1,000  5.000%, 2/01/22                                              2/14 at 100.00         AA+   1,049,980

       3,000 North Carolina Infrastructure Finance Corporation, Lease     11/14 at 100.00         AA+   3,203,160
              Purchase Revenue Bonds, North Carolina Facilities Project,
              Series 2004, 5.000%, 11/01/21

       2,500 North Carolina, Certificates of Participation, Repair and     6/14 at 100.00         AA+   2,638,200
              Renovation Project, Series 2004B, 5.000%, 6/01/20

       1,290 North Carolina, Certificates of Participation, Series 2003,   6/13 at 100.00         AA+   1,378,068
              5.250%, 6/01/22

             Pitt County, North Carolina, Certificates of Participation,
             School Facilities Project, Series 2004B:
       1,415  5.000%, 4/01/20 - AMBAC Insured                              4/14 at 100.00         AAA   1,504,400
       1,415  5.000%, 4/01/21 - AMBAC Insured                              4/14 at 100.00         AAA   1,502,390
       1,415  5.000%, 4/01/22 - AMBAC Insured                              4/14 at 100.00         AAA   1,498,400

----
11

Portfolio of Investments (Unaudited)
NUVEEN NORTH CAROLINA MUNICIPAL BOND FUND (continued)
February 28, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)       Value
-----------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)
    $  1,270 Puerto Rico Infrastructure Financing Authority, Special Tax     No Opt. Call         AAA $ 1,450,226
              Revenue Bonds, Series 2005C, 5.500%, 7/01/16 - AMBAC
              Insured
             Randolph County, North Carolina, Certificates of
             Participation, Series 2004:
       1,890  5.000%, 6/01/14 - FSA Insured                                  No Opt. Call         AAA   2,042,126
       1,330  5.000%, 6/01/19 - FSA Insured                                6/14 at 102.00         AAA   1,435,695
       1,000 Rutherford County, North Carolina, Certificates of            9/12 at 101.00         AAA   1,063,840
              Participation, Series 2002, 5.000%, 9/01/21 - AMBAC Insured
         665 Union County, North Carolina, Certificates of                   No Opt. Call         AAA     708,218
              Participation, Series 2003, 5.000%, 6/01/11 - AMBAC Insured
       1,000 Wilmington, North Carolina, Certificates of Participation,    9/14 at 100.00         Aaa   1,082,270
              Series 2004, 5.250%, 9/01/24 - AMBAC Insured
       2,350 Winston-Salem, North Carolina, Certificates of                6/11 at 101.00         AA+   2,499,531
              Participation, Series 2001A, 5.000%, 6/01/20
-----------------------------------------------------------------------------------------------------------------
      50,670 Total Tax Obligation/Limited                                                              54,217,565
-----------------------------------------------------------------------------------------------------------------
             Transportation - 9.1%
       6,000 Charlotte, North Carolina, Airport Revenue Bonds, Series      7/09 at 101.00         AAA   6,456,300
              1999B, 6.000%, 7/01/28 - MBIA Insured (Alternative Minimum
              Tax)
         900 Charlotte, North Carolina, Airport Revenue Bonds, Series      7/14 at 100.00         AAA     972,774
              2004A, 5.250%, 7/01/24 - MBIA Insured
         710 Piedmont Triad Airport Authority, North Carolina, Airport     7/09 at 101.00         AAA     764,919
              Revenue Bonds, Series 1999B, 6.000%, 7/01/21 - FSA Insured
              (Alternative Minimum Tax)
       2,750 Piedmont Triad Airport Authority, North Carolina, Airport     7/11 at 101.00         AAA   2,962,520
              Revenue Bonds, Series 2001A, 5.250%, 7/01/15 - FSA Insured
       2,445 Raleigh Durham Airport Authority, North Carolina, Airport     5/11 at 101.00         Aaa   2,620,478
              Revenue Bonds, Series 2001A, 5.250%, 11/01/19 - FGIC
              Insured
       6,760 Raleigh Durham Airport Authority, North Carolina, Airport     5/15 at 100.00         Aaa   7,133,625
              Revenue Bonds, Series 2005A, 5.000%, 5/01/30 - AMBAC
              Insured
-----------------------------------------------------------------------------------------------------------------
      19,565 Total Transportation                                                                      20,910,616
-----------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 6.1% (3)
          85 Asheville Housing Development Corporation, North Carolina,   11/09 at 100.00     N/R (3)      98,654
              First Lien Revenue Bonds, Series 1980, 10.500%, 5/01/11
              (Pre-refunded 11/01/09)
       3,000 Charlotte, North Carolina, Certificates of Participation,    12/10 at 101.00     AA+ (3)   3,281,730
              Convention Facilities Project, Series 2000B, 5.500%,
              12/01/25 (Pre-refunded 12/01/10)
       1,675 Charlotte, North Carolina, Certificates of Participation,     6/10 at 101.00     AA+ (3)   1,820,256
              Public Safety Facilities Project, Series 2000D, 5.500%,
              6/01/25 (Pre-refunded 6/01/10)
       4,500 Charlotte, North Carolina, Water and Sewerage System          6/10 at 101.00         AAA   4,846,140
              Revenue Bonds, Series 2000, 5.250%, 6/01/25 (Pre-refunded
              6/01/10)
         995 North Carolina Eastern Municipal Power Agency, Power System   7/06 at 100.00         AAA   1,240,029
              Revenue Refunding Bonds, Series 1991A, 6.500%, 1/01/18
              (ETM)
          15 North Carolina Medical Care Commission, Hospital Revenue        No Opt. Call         AAA      15,880
              Bonds, Memorial Mission Hospital, Series 1979A, 7.625%,
              10/01/08 (ETM)
       2,555 University of North Carolina, Chapel Hill, System Net         6/11 at 100.00     AA+ (3)   2,729,634
              Revenue Bonds, Series 2001A, 5.000%, 12/01/20
              (Pre-refunded 6/01/11)
-----------------------------------------------------------------------------------------------------------------
      12,825 Total U.S. Guaranteed                                                                     14,032,323
-----------------------------------------------------------------------------------------------------------------
             Utilities - 11.1%
       5,000 North Carolina Eastern Municipal Power Agency, Power System   1/10 at 101.00         BBB   5,504,300
              Revenue Bonds, Series 1999D, 6.750%, 1/01/26
             North Carolina Eastern Municipal Power Agency, Power System
             Revenue Refunding Bonds, Series 1993B:
       1,540  5.500%, 1/01/17 - FGIC Insured                               7/06 at 100.00         AAA   1,542,649
       5,300  6.000%, 1/01/18 - AMBAC Insured                                No Opt. Call         AAA   6,288,980
       4,165 North Carolina Municipal Power Agency 1, Catawba Electric     1/10 at 101.00          A3   4,567,089
              Revenue Bonds, Series 1999B, 6.500%, 1/01/20

----
12

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)         Value
----------------------------------------------------------------------------------------------------------------------
             Utilities (continued)

  $    2,000 North Carolina Municipal Power Agency 1, Catawba Electric     1/13 at 100.00         AAA $   2,173,800
              Revenue Bonds, Series 2003A, 5.250%, 1/01/15 - AMBAC
              Insured

       2,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,    7/15 at 100.00         AAA     2,147,260
              Series 2005RR, 5.000%, 7/01/24 - FGIC Insured

             Shelby, North Carolina, Combined Enterprise System Revenue
             Bonds, Series 2004:
       1,035  5.000%, 5/01/20 - XLCA Insured                               5/14 at 100.00         AAA     1,100,940
         610  5.000%, 5/01/24 - XLCA Insured                               5/14 at 100.00         AAA       643,654

       1,500 Wake County Industrial Facilities and Pollution Control       2/12 at 101.00          A3     1,601,250
              Financing Authority, North Carolina, Revenue Refunding
              Bonds, Carolina Power and Light Company, Series 2002,
              5.375%, 2/01/17
----------------------------------------------------------------------------------------------------------------------
      23,150 Total Utilities                                                                             25,569,922
----------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 7.9%

             Broad River Water Authority, North Carolina, Water System
              Revenue Bonds, Series 2005:
       1,455  5.000%, 6/01/18 - XLCA Insured                               6/15 at 100.00         Aaa     1,559,003
       1,525  5.000%, 6/01/19 - XLCA Insured                               6/15 at 100.00         Aaa     1,634,007

       1,280 Brunswick County, North Carolina, Enterprise System Revenue   4/14 at 100.00         AAA     1,399,808
              Bonds, Series 2004A, 5.250%, 4/01/23 - FSA Insured

       2,000 Charlotte, North Carolina, Water and Sewerage System          6/11 at 101.00         AAA     2,118,840
              Revenue Bonds, Series 2001, 5.125%, 6/01/26

       2,825 Charlotte, North Carolina, Water and Sewerage System         12/14 at 102.00         AAA     3,076,312
              Revenue Bonds, Series 2005A, 5.000%, 12/01/21

       1,690 Greensboro, North Carolina, Combined Enterprise System        6/15 at 100.00         AA+     1,794,712
              Revenue Bonds, Series 2005A, 5.000%, 6/01/25

             Onslow County, North Carolina, Combined Enterprise System
             Revenue Bonds, Series 2004B:
         515  5.000%, 6/01/23 - XLCA Insured                               6/14 at 100.00         AAA       544,757
       1,030  5.000%, 6/01/24 - XLCA Insured                               6/14 at 100.00         AAA     1,087,299

       1,000 Orange Water and Sewerage Authority, North Carolina, Water    7/14 at 100.00         AA+     1,096,410
              and Sewerage System Revenue Bonds, Series 2004A, 5.250%,
              7/01/20

       2,335 Raleigh, North Carolina, Combined Enterprise System Revenue   3/15 at 100.00         AAA     2,514,725
              Bonds, Series 2005, 5.000%, 3/01/21

       1,330 Union County, North Carolina, Enterprise System Revenue       6/13 at 100.00         AAA     1,390,382
              Bonds, Series 2003A, 5.000%, 6/01/29 - FSA Insured
----------------------------------------------------------------------------------------------------------------------
      16,985 Total Water and Sewer                                                                       18,216,255
----------------------------------------------------------------------------------------------------------------------
  $  221,130 Total Investments (cost $219,502,075) - 99.8%                                              230,442,849
----------------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 0.2%                                                           421,563
             -----------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                        $ 230,864,412
             -----------------------------------------------------------------------------------------------------

           (1) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
           (2) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
           (3) Investment is backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
           N/R Investment is not rated.
         (ETM) Investment is escrowed to maturity.

----
13

Portfolio of Investments (Unaudited)
NUVEEN NORTH CAROLINA MUNICIPAL BOND FUND (continued)
February 28, 2006


           Income Tax Information

           The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

           At February 28, 2006, the cost of investments was $219,401,745.

           Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2006, were as follows:

     ----------------------------------------------------------------------
     Gross unrealized:
       Appreciation                                            $11,144,410
       Depreciation                                               (103,306)
     ---------------------------------------------------------------------
     Net unrealized appreciation (depreciation) of investments $11,041,104
     ----------------------------------------------------------------------


----
14

Portfolio of Investments (Unaudited)
NUVEEN TENNESSEE MUNICIPAL BOND FUND
February 28, 2006


   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)       Value
-----------------------------------------------------------------------------------------------------------------
             Consumer Discretionary - 1.7%

    $  7,000 Maury County Industrial Development Board, Tennessee,         3/06 at 101.00           B $ 5,847,590
              Multi-Modal Interchangeable Rate Pollution Control Revenue
              Refunding Bonds, Saturn Corporation, Series 1994, 6.500%,
              9/01/24
-----------------------------------------------------------------------------------------------------------------
             Consumer Staples - 0.3%

       1,245 South Fulton Industrial Development Board, Tennessee,         4/06 at 102.00        Baa3   1,271,892
              Revenue Bonds, Tyson Foods Inc., Series 1995, 6.400%,
              10/01/20 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 3.3%

       5,000 Metropolitan Government of Nashville-Davidson County Health  10/44 at 100.00         AAA   5,253,250
              and Educational Facilities Board, Tennessee, Vanderbilt
              University, Series 2005B-3, 5.000%, 10/01/44 (Mandatory
              put 4/01/10) - MBIA Insured

             Tennessee State School Bond Authority, Higher Educational
             Facilities Second Program Bonds, Series 2002A:
       2,155  5.125%, 5/01/22 - FSA Insured                                5/12 at 100.00         AAA   2,297,661
       2,000  5.125%, 5/01/27 - FSA Insured                                5/12 at 100.00         AAA   2,102,820

       1,500 Tennessee State School Bond Authority, Higher Educational     5/15 at 100.00         AAA   1,599,330
              Facilities Second Program Bonds, Series 2005A, 5.000%,
              5/01/25 - MBIA Insured
-----------------------------------------------------------------------------------------------------------------
      10,655 Total Education and Civic Organizations                                                   11,253,061
-----------------------------------------------------------------------------------------------------------------
             Energy - 1.2%

       4,000 Maury County Industrial Development Board, Tennessee, Solid   8/10 at 100.00        BBB+   4,256,960
              Waste Disposal Revenue Bonds, Occidental Petroleum
              Company, Series 2000B, 6.300%, 8/01/18 (Alternative
              Minimum Tax)
-----------------------------------------------------------------------------------------------------------------
             Health Care - 12.2%

       3,060 Blount County, Tennessee, Hospital Revenue Improvement        7/08 at 100.00        Baa1   3,078,544
              Bonds, Blount Memorial Hospital, Series 1998B, 5.125%,
              7/01/19

       7,465 Bristol Health and Educational Facilities Board, Tennessee,     No Opt. Call         AAA   8,279,805
              Hospital Revenue Refunding Bonds, Bristol Memorial
              Hospital, Series 1993, 6.750%, 9/01/10 - FGIC Insured

       4,030 Jackson, Tennessee, Hospital Revenue Refunding and            4/06 at 101.00         AAA   4,108,867
              Improvement Bonds, Jackson-Madison County General Hospital
              Project, Series 1995, 5.625%, 4/01/15 - AMBAC Insured

       2,000 Johnson City Health and Educational Facilities Board,         7/16 at 100.00        BBB+   2,073,380
              Tennessee, Revenue Bonds, Mountain States Health Alliance,
              Series 2006A, 5.250%, 7/01/26

       3,675 Knox County Health, Educational and Housing Facilities        4/12 at 101.00        Baa3   3,922,769
              Board, Tennessee, Hospital Revenue Bonds, Baptist Health
              System of East Tennessee Inc., Series 2002, 6.375%, 4/15/22

       1,000 Knox County Health, Educational and Housing Facilities          No Opt. Call         AAA   1,138,580
              Board, Tennessee, Hospital Revenue Bonds, Fort Sanders
              Alliance Obligated Group, Series 1993A, 6.250%, 1/01/13 -
              MBIA Insured

       6,195 Knox County Health, Educational and Housing Facilities        4/09 at 101.00        Baa1   6,421,427
              Board, Tennessee, Revenue Bonds, University Health System,
              Inc., Series 1999, 5.625%, 4/01/29

       5,200 Shelby County Health, Educational and Housing Facilities      7/09 at 102.00         N/R   5,473,832
              Board, Tennessee, Revenue Bonds, St. Jude's Children's
              Research Foundation, Series 1999, 5.375%, 7/01/29

       1,405 Sullivan County Health, Educational and Housing Facilities    9/12 at 101.00        BBB+   1,556,670
              Board, Tennessee, Hospital Revenue Bonds, Wellmont Health
              System, Series 2002, 6.250%, 9/01/22

             Sullivan County Health, Educational and Housing Facilities
             Board, Tennessee, Hospital Revenue Bonds, Wellmont Health
             System, Series 2003:
       2,000  5.000%, 9/01/15 - RAAI Insured                               9/13 at 100.00          AA   2,096,480
       3,500  5.000%, 9/01/18 - RAAI Insured                               9/13 at 100.00          AA   3,642,800
-----------------------------------------------------------------------------------------------------------------
      39,530 Total Health Care                                                                         41,793,154
-----------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 4.5%

             Chattanooga Health, Educational and Housing Facilities
             Board, Tennessee, GNMA Collateralized Housing Revenue
             Bonds, Rainbow Creek Apartments Project, Series 1999:
         425  6.125%, 11/20/19 (Alternative Minimum Tax)                  11/09 at 102.00         AAA     451,924
       3,955  6.375%, 11/20/39 (Alternative Minimum Tax)                  11/09 at 102.00         AAA   4,188,305

----
15

Portfolio of Investments (Unaudited)
NUVEEN TENNESSEE MUNICIPAL BOND FUND (continued)
February 28, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)       Value
-----------------------------------------------------------------------------------------------------------------
             Housing/Multifamily (continued)

    $  3,500 Franklin Industrial Development Board, Tennessee, Senior     10/06 at 102.00         AAA $ 3,597,090
              Multifamily Housing Revenue Bonds, Landings Apartments
              Project, Series 1996A, 6.000%, 10/01/26 - FSA Insured

             Metropolitan Government of Nashville-Davidson County Health
             and Educational Facilities Board, Tennessee, FHA-Insured
             Housing Revenue Bonds, Herman Street Apartments, Series
             1992:
         250  7.000%, 6/01/17                                              6/06 at 100.00         AAA     251,360
         485  7.250%, 6/01/32                                              6/06 at 100.00         AAA     487,483

       3,485 Metropolitan Government of Nashville-Davidson County Health   3/10 at 102.00         Aaa   3,630,603
              and Educational Facilities Board, Tennessee, GNMA
              Collateralized Multifamily Housing Revenue Bonds,
              Berkshire Place, Series 2000, 6.125%, 3/20/39 (Alternative
              Minimum Tax)

       2,720 Metropolitan Government of Nashville-Davidson County          1/10 at 102.00         Aaa   2,883,662
              Industrial Development Board, Tennessee, GNMA
              Collateralized Multifamily Housing Revenue Refunding
              Bonds, Valley Forge Apartments, Series 2000A, 6.375%,
              1/20/31
-----------------------------------------------------------------------------------------------------------------
      14,820 Total Housing/Multifamily                                                                 15,490,427
-----------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 5.6%

          65 Hamilton County, Tennessee, GNMA Certificates Single Family   3/06 at 100.00         AAA      65,442
              Mortgage Revenue Bonds, Home Purchase and Rehabilitation
              Program, Series 1990, 8.000%, 9/01/23 (Alternative Minimum
              Tax)

         355 Tennessee Housing Development Agency, Homeownership Program   7/07 at 102.00          AA     361,117
              Bonds, Series 1996-3, 5.850%, 7/01/17 (Alternative Minimum
              Tax)

         535 Tennessee Housing Development Agency, Homeownership Program   7/06 at 102.00          AA     539,034
              Bonds, Series 1996-4A, 6.375%, 7/01/22 (Alternative
              Minimum Tax)

       2,810 Tennessee Housing Development Agency, Homeownership Program   1/09 at 101.00          AA   2,868,841
              Bonds, Series 1998-2, 5.375%, 7/01/29 (Alternative Minimum
              Tax)

       1,260 Tennessee Housing Development Agency, Homeownership Program   1/09 at 101.00          AA   1,314,898
              Bonds, Series 1999-3, 6.000%, 1/01/20 (Alternative Minimum
              Tax)

       5,475 Tennessee Housing Development Agency, Homeownership Program   7/11 at 100.00         AAA   5,645,765
              Bonds, Series 2002A, 5.400%, 7/01/32 - FSA Insured
              (Alternative Minimum Tax)

       1,800 Tennessee Housing Development Agency, Homeownership Program   7/13 at 100.00          AA   1,828,512
              Bonds, Series 2004, 5.000%, 7/01/34 (Alternative Minimum
              Tax)

       6,445 Tennessee Housing Development Agency, Homeownership Program   1/09 at 101.00          AA   6,630,036
              Remarketed Bonds, Series 1996-5B, 5.375%, 7/01/23
              (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------
      18,745 Total Housing/Single Family                                                               19,253,645
-----------------------------------------------------------------------------------------------------------------
             Long-Term Care - 0.8%

       2,510 Metropolitan Government of Nashville-Davidson County Health   2/08 at 102.00          AA   2,625,862
              and Educational Facilities Board, Tennessee, Health
              Facility Revenue Bonds, Richland Place Inc., Series 1998,
              5.500%, 5/01/23 - RAAI Insured
-----------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 18.9%

       1,235 Columbia, Tennessee, General Obligation Sewer Bonds, Series  12/15 at 100.00         Aaa   1,322,043
              2005, 5.000%, 12/01/24 - AMBAC Insured

             Dickson County, Tennessee, General Obligation Refunding
             Bonds, Series 2002:
       2,250  5.000%, 3/01/17 - FGIC Insured                               3/13 at 102.00         Aaa   2,436,998
       1,000  5.000%, 3/01/19 - FGIC Insured                               3/13 at 102.00         Aaa   1,077,340

       6,070 Knoxville, Tennessee, General Obligation Bonds, Series        5/12 at 100.00          AA   6,409,070
              2002A, 5.000%, 5/01/25

       1,000 Lincoln County, Tennessee, General Obligation Refunding         No Opt. Call         Aaa   1,133,500
              Bonds, Series 2001, 5.250%, 4/01/19 - FGIC Insured

       1,000 Marion County, Tennessee, General Obligation Rural School     4/11 at 100.00         Aaa   1,054,570
              Bonds, Series 2001, 5.000%, 4/01/24 - AMBAC Insured

       3,100 Memphis, Tennessee, General Improvement Bonds, Series 2002,  11/10 at 101.00          A1   3,316,008
              5.250%, 11/01/22

       4,655 Memphis, Tennessee, General Obligation Bonds, Series 2003,    5/11 at 101.00          A1   4,947,613
              5.000%, 5/01/20

       3,450 Metropolitan Government of Nashville-Davidson County,         6/14 at 100.00          AA   3,798,450
              Tennessee, General Obligation Bonds, Series 2004, 5.250%,
              6/01/15

----
16

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)       Value
--------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

    $  2,000 Metropolitan Government of Nashville-Davidson County,         2/15 at 100.00          AA $ 2,154,260
              Tennessee, General Obligation Bonds, Series 2005C, 5.000%,
              2/01/19

       6,000 Metropolitan Government of Nashville-Davidson County,         5/07 at 102.00          AA   6,179,040
              Tennessee, General Obligation Refunding Bonds, Series
              1997, 5.125%, 5/15/25

       3,080 Metropolitan Government of Nashville-Davidson County,         7/14 at 100.00         AAA   3,316,852
              Tennessee, Public Improvement Revenue Bonds, Stadium
              Project, Series 2004, 5.000%, 7/01/17 - FSA Insured

       2,600 Montgomery County, Tennessee, General Obligation Bonds,       5/14 at 102.00         Aaa   2,837,952
              Series 2004, 5.000%, 5/01/15 - FGIC Insured

       1,120 Overton County, Tennessee, General Obligation Bonds, Series     No Opt. Call         Aaa   1,211,616
              2004, 5.000%, 4/01/14 - MBIA Insured

             Putnam County, Tennessee, General Obligation School
             Refunding Bonds, Series 2001:
       1,000  5.250%, 4/01/18 - FGIC Insured                                 No Opt. Call         Aaa   1,126,550
       2,960  5.250%, 4/01/19 - FGIC Insured                                 No Opt. Call         Aaa   3,348,678
       2,645  5.250%, 4/01/20 - FGIC Insured                                 No Opt. Call         Aaa   3,006,095

       1,205 Roane County, Tennessee, General Obligation Rural School      5/14 at 100.00         Aaa   1,300,894
              Bonds, Series 2004, 5.000%, 5/01/16 - MBIA Insured

       3,500 Shelby County, Tennessee, General Obligation Bonds, Series    4/15 at 100.00         AAA   3,793,055
              2005A, 5.000%, 4/01/17 - AMBAC Insured

       1,645 Smith County, Tennessee, General Obligation Bonds, Series     4/15 at 102.00         Aaa   1,792,902
              2005, 5.000%, 4/01/20 - AMBAC Insured

       1,750 Sullivan County, Tennessee, General Obligation Bonds,         5/15 at 102.00         Aaa   1,922,025
              Series 2004, 5.000%, 5/01/17 - AMBAC Insured

       1,965 Sullivan County, Tennessee, General Obligation Bonds,         4/15 at 102.00         Aaa   2,118,545
              Series 2005, 5.000%, 4/01/24 - AMBAC Insured

       1,000 Williamson County, Tennessee, General Obligation Bonds,       3/13 at 102.00         Aa1   1,083,110
              Rural School, Series 2002, 5.000%, 3/01/17

       1,200 Williamson County, Tennessee, General Obligation Bonds,       5/15 at 100.00         Aa1   1,292,772
              Rural School, Series 2004B, 5.000%, 5/01/20

       1,435 Williamson County, Tennessee, General Obligation Bonds,         No Opt. Call         Aa1   1,582,331
              Rural School, Series 2004, 5.000%, 4/01/18

       1,350 Williamson County, Tennessee, General Obligation Bonds,       5/15 at 100.00         Aa1   1,446,863
              Series 2004B, 5.000%, 5/01/22
--------------------------------------------------------------------------------------------------------------------
      60,215 Total Tax Obligation/General                                                              65,009,132
--------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 7.3%

       5,000 Chattanooga Industrial Development Board, Tennessee, Lease   10/10 at 100.00         AAA   5,365,300
              Rental Revenue Bonds, Series 2000, 5.625%, 10/01/30 -
              AMBAC Insured

       1,790 Coffee County Public Building Authority, Manchester,          6/13 at 100.00         Aaa   1,958,350
              Tennessee, General Obligation Local Government Improvement
              Bonds, Series 2003Z-1-A, 5.375%, 6/01/18 - AMBAC Insured

      10,000 Memphis-Shelby County Sports Authority, Tennessee, Revenue   11/12 at 100.00         AAA  10,538,398
              Bonds, Memphis Arena, Series 2002A, 5.125%, 11/01/28 -
              AMBAC Insured

       4,000 Metropolitan Government of Nashville-Davidson County Health   6/09 at 100.00         AAA   4,134,400
              and Educational Facilities Board, Tennessee, Revenue
              Refunding and Improvement Bonds, Meharry Medical College,
              Series 1996, 5.000%, 12/01/24 - AMBAC Insured

       2,545 Puerto Rico Infrastructure Financing Authority, Special Tax     No Opt. Call         AAA   2,906,161
              Revenue Bonds, Series 2005C, 5.500%, 7/01/16 - AMBAC
              Insured
--------------------------------------------------------------------------------------------------------------------
      23,335 Total Tax Obligation/Limited                                                              24,902,609
--------------------------------------------------------------------------------------------------------------------
             Telecommunication Services - 0.8%

       2,700 Fayetteville, Tennessee, Revenue Bonds, Broadband             4/08 at 101.00         N/R   2,628,288
              Telecommunications Network, Series 2000, 6.500%, 4/01/20
--------------------------------------------------------------------------------------------------------------------
             Transportation - 3.8%
             Memphis-Shelby County Airport Authority, Tennessee, Airport
             Revenue Bonds, Series 1999D:
       4,000  6.000%, 3/01/24 - AMBAC Insured (Alternative Minimum Tax)    3/10 at 101.00         AAA   4,319,200
       1,640  6.125%, 3/01/25 - AMBAC Insured (Alternative Minimum Tax)    3/10 at 101.00         AAA   1,782,188
       3,710 Memphis-Shelby County Airport Authority, Tennessee, Airport   3/11 at 100.00         AAA   3,942,135
              Revenue Bonds, Series 2001A, 5.500%, 3/01/17 - FSA Insured
              (Alternative Minimum Tax)
       2,850 Memphis-Shelby County Airport Authority, Tennessee, Airport   3/11 at 100.00         AAA   2,968,988
              Revenue Bonds, Series 2001B, 5.125%, 3/01/26 - FSA Insured
--------------------------------------------------------------------------------------------------------------------
      12,200 Total Transportation                                                                      13,012,511
--------------------------------------------------------------------------------------------------------------------

----
17

Portfolio of Investments (Unaudited)
NUVEEN TENNESSEE MUNICIPAL BOND FUND (continued)
February 28, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)       Value
-----------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 19.0% (3)
    $  1,520 Clarksville, Tennessee, Water, Sewer, and Gas Revenue           No Opt. Call         AAA $ 1,010,800
              Refunding and Improvement Bonds, Series 1992, 0.000%,
              2/01/16 - MBIA Insured (ETM)
             Johnson City Health and Educational Facilities Board,
             Tennessee, Hospital Revenue Refunding and Improvement
             Bonds, Johnson City Medical Center, Series 1998C:
       2,365  5.125%, 7/01/25 - MBIA Insured (ETM)                         1/09 at 101.00         AAA   2,484,811
       9,395  5.250%, 7/01/28 - MBIA Insured (ETM)                         1/09 at 101.00         AAA   9,858,174
       7,795 Johnson City Health and Educational Facilities Board,         7/23 at 100.00         AAA   8,142,501
              Tennessee, Hospital Revenue Refunding and Improvement
              Bonds, Johnson City Medical Center, Series 1998C, 5.125%,
              7/01/25 (Pre-refunded 7/01/23) - MBIA Insured
             Knoxville, Tennessee, Electric System Revenue Bonds, Series
             2001U:
       1,000  5.125%, 7/01/20 (Pre-refunded 7/01/10)                       7/10 at 100.00      AA (3)   1,060,950
       3,000  5.125%, 7/01/27 (Pre-refunded 7/01/10)                       7/10 at 100.00      AA (3)   3,182,850
         490 Memphis, Tennessee, General Improvement Bonds, Series        10/07 at 101.00      A1 (3)     506,562
              1999A, 5.000%, 10/01/19 (Pre-refunded 10/01/07)
       2,005 Memphis, Tennessee, General Obligation Bonds, Series 2003,    5/11 at 101.00      A1 (3)   2,155,195
              5.000%, 5/01/16 (Pre-refunded 5/01/11)
       4,000 Metropolitan Government of Nashville-Davidson County Health  11/10 at 101.00      A+ (3)   4,533,720
              and Educational Facilities Board, Tennessee, Adventist
              Health System/Sunbelt Obligated Group, Series 2000,
              6.600%, 11/15/30 (Pre-refunded 11/15/10)
       3,000 Metropolitan Government of Nashville-Davidson County Health  11/09 at 101.00         AAA   3,277,590
              and Educational Facilities Board, Tennessee, Revenue
              Bonds, Ascension Health Credit Group, Series 1999A,
              6.000%, 11/15/30 (Pre-refunded 11/15/09) - AMBAC Insured
       1,015 Metropolitan Government of Nashville-Davidson County Health  10/07 at 105.00     N/R (3)   1,143,499
              and Educational Facilities Board, Tennessee, Revenue
              Bonds, Mur-Ci Homes Inc., Series 1992A, 9.000%, 10/01/22
              (Pre-refunded 10/01/07)
      18,670 Metropolitan Government of Nashville-Davidson County Health     No Opt. Call         Aaa   9,496,122
              and Educational Facilities Board, Tennessee, Subordinate
              Lien Revenue Bonds, Volunteer Healthcare Systems Inc.,
              Series 1988, 0.000%, 6/01/21 (ETM)
             Metropolitan Government of Nashville-Davidson County,
             Tennessee, General Obligation Bonds, Residual Option Longs,
             Series 2001-II-R52:
       2,350  9.616%, 10/15/11(Pre-refunded 10/15/11) (IF)                10/11 at 100.00     AA- (3)   3,028,774
       2,480  8.865%, 10/15/11 (Pre-refunded 10/15/11) (IF)               10/11 at 100.00     AA- (3)   3,102,257
             Montgomery County Health, Educational and Housing Board,
             Tennessee, Hospital Revenue Refunding and Improvement
             Bonds, Clarksville Regional Health System, Series 1998:
       1,500  5.375%, 1/01/18 (Pre-refunded 1/01/08)                       1/08 at 101.00    Baa2 (3)   1,558,965
       7,500  5.375%, 1/01/28 (Pre-refunded 1/01/08)                       1/08 at 101.00    Baa2 (3)   7,794,825
         245 Puerto Rico Public Finance Corporation, Commonwealth            No Opt. Call         AAA     307,595
              Appropriation Bonds, Series 2002E, 6.000%, 8/01/26 - AGC
              Insured (ETM)
       2,345 Sullivan County Health, Educational and Housing Facilities    9/12 at 101.00    BBB+ (3)   2,682,821
              Board, Tennessee, Hospital Revenue Bonds, Wellmont Health
              System, Series 2002, 6.250%, 9/01/22 (Pre-refunded 9/01/12)
-----------------------------------------------------------------------------------------------------------------
      70,675 Total U.S. Guaranteed                                                                     65,328,011
-----------------------------------------------------------------------------------------------------------------
             Utilities - 13.4%
       1,830 Clarksville, Tennessee, Water, Sewer and Gas Revenue            No Opt. Call         Aaa   2,038,181
              Refunding Bonds, Series 2002, 5.250%, 2/01/17 - FSA Insured

       7,500 Clarksville, Tennessee, Water, Sewer, and Gas Revenue         2/11 at 100.00         Aaa   7,899,525
              Refunding and Improvement Bonds, Series 2001, 5.000%,
              2/01/22 - FSA Insured

       1,100 Dickson, Tennessee, Electric System Revenue Bonds, Series     9/12 at 102.00         Aaa   1,187,120
              2002, 5.000%, 9/01/16 - FSA Insured

             Memphis, Tennessee, Subordinate Lien Electric System
              Revenue Bonds, Series 2003A:
       2,000  5.000%, 12/01/14 - MBIA Insured                             12/13 at 100.00         AAA   2,154,000
       2,855  5.000%, 12/01/17 - MBIA Insured                             12/13 at 100.00         AAA   3,050,710

       7,800 Metropolitan Government of Nashville-Davidson County,           No Opt. Call         AAA   6,428,682
              Tennessee, Electric System Revenue Bonds, Series 1996A,
              0.000%, 5/15/11 - MBIA Insured

----
18

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)         Value
-------------------------------------------------------------------------------------------------------------------
             Utilities (continued)

  $    3,000 Metropolitan Government of Nashville-Davidson County,         5/08 at 102.00          AA $   3,154,560
              Tennessee, Electric System Revenue Bonds, Series 1998A,
              5.200%, 5/15/23

       9,000 Metropolitan Government of Nashville-Davidson County,         5/11 at 100.00          AA     9,389,070
              Tennessee, Electric System Revenue Bonds, Series 2001A,
              5.125%, 5/15/26

       5,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,    7/15 at 100.00         AAA     5,380,250
              Series 2005RR, 5.000%, 7/01/23 - FGIC Insured

       5,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,    7/15 at 100.00         AAA     5,380,250
              Series 2005SS, 5.000%, 7/01/23 - MBIA Insured
-------------------------------------------------------------------------------------------------------------------
      45,085 Total Utilities                                                                             46,062,348
-------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 6.0%

       1,000 Dickson County Water Authority, Tennessee, Waterworks        12/12 at 100.00         Aaa     1,068,110
              System Revenue Bonds, Series 2002, 5.000%, 12/01/19 - FGIC
              Insured

       1,840 Harpeth Valley Utility District, Davidson and Williamson      9/15 at 100.00         Aaa     1,967,070
              Counties, Tennessee, Revenue Bonds, Series 2005, 5.000%,
              9/01/24 - MBIA Insured

             Harpeth Valley Utility District, Davidson and Williamson
             Counties, Tennessee, Revenue Bonds, Utility Improvements,
             Series 2004:
       1,175  5.000%, 9/01/19 - MBIA Insured                               9/14 at 100.00         Aaa     1,262,103
       1,225  5.000%, 9/01/20 - MBIA Insured                               9/14 at 100.00         Aaa     1,313,065

       3,000 Madison Suburban Utility District, Tennessee, Water Revenue   2/08 at 100.00         AAA     3,078,090
              Refunding Bonds, Series 1995, 5.000%, 2/01/19 - MBIA
              Insured

       5,000 Memphis, Tennessee, Sanitary Sewerage System Revenue Bonds,  10/12 at 100.00          AA     5,312,350
              Series 2002, 5.000%, 10/01/21

             Rutherford County Consolidated Utility District, Tennessee,
             Waterworks Revenue Bonds, Series 2004:
       1,295  5.000%, 2/01/20 - MBIA Insured                               2/14 at 102.00         Aaa     1,395,233
       1,300  5.000%, 2/01/22 - MBIA Insured                               2/14 at 100.00         Aaa     1,394,029

       2,000 White House Utility District, Robertson and Sumner            1/11 at 100.00         Aaa     2,087,120
              Counties, Tennessee, Water and Sewerage Revenue Refunding
              Bonds, Series 2001, 5.125%, 1/01/26 - FSA Insured

       1,500 Wilson County Water and Wastewater Authority, Tennessee,      3/08 at 102.00        Baa1     1,583,550
              Waterworks Revenue Refunding and Improvement Bonds, Series
              1993, 6.000%, 3/01/14
-------------------------------------------------------------------------------------------------------------------
      19,335 Total Water and Sewer                                                                       20,460,720
-------------------------------------------------------------------------------------------------------------------
  $  332,050 Total Investments (cost $322,989,578) - 98.8%                                              339,196,210
-------------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 1.2%                                                         4,224,496
             -----------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                        $ 343,420,706
             -----------------------------------------------------------------------------------------------------

           (1) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
           (2) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade. The ratings shown for inverse floating rate investments represent those of the underlying bonds and not the inverse floating rate investments themselves. Inverse floating rate investments likely present greater credit risk to the holders of such investments than to those holders of the underlying bonds.
           (3) Investment is backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
           N/R Investment is not rated.
         (ETM) Investment is escrowed to maturity.
          (IF) Inverse floating rate investment.

----
19

Portfolio of Investments (Unaudited)
NUVEEN TENNESSEE MUNICIPAL BOND FUND (continued)
February 28, 2006


           Income Tax Information

           The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

           At February 28, 2006, the cost of investments was $322,861,839.

           Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2006, were as follows:

     ----------------------------------------------------------------------
     Gross unrealized:
       Appreciation                                            $18,080,407
       Depreciation                                             (1,746,036)
     ---------------------------------------------------------------------
     Net unrealized appreciation (depreciation) of investments $16,334,371
     ----------------------------------------------------------------------


----
20

Item 2. Controls and Procedures.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

   File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: Ex-99. CERT Attached hereto.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust III


By (Signature and Title)* /s/ Jessica R. Droeger
                          ----------------------------
                          Vice President and Secretary

Date April 28, 2006

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Gifford R. Zimmerman
                          -----------------------------
                          Chief Administrative Officer
                          (principal executive officer)

Date April 28, 2006


By (Signature and Title)* /s/ Stephen D. Foy
                          -----------------------------
                          Vice President and Controller
                          (principal financial officer)

Date April 28, 2006